Transamerica Large Growth Investment Strategy - Retail Class [Member] - Transamerica Large Growth	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The fund normally invests primarily in common stocks of companies that its sub-advisers, Morgan Stanley Investment Management Inc. (“MSIM”) and Wellington Management Company LLP (“Wellington Management”), believe have the potential for above average growth in earnings. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000® Growth Index[1], a benchmark of the fund. As of December 31, 2025, the market capitalization of the smallest company in the Russell 1000® Growth Index was $1.57 billion. The fund generally emphasizes common and preferred stocks listed on the New York Stock Exchange and other U.S. securities exchanges and, to a lesser extent, equity securities that are listed on foreign securities exchanges and those traded over-the-counter. The fund’s investment manager, Transamerica Asset Management, Inc., determines the allocation of the fund’s assets between MSIM and Wellington Management and rebalances the allocation periodically to normally maintain approximately a 50% allocation of the fund’s assets to each sub-adviser. The fund employs a growth style of investing. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks. The fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. MSIM may, but is not required to, utilize foreign currency forward exchange contracts, which are derivatives, in connection with investments in foreign securities, and may, but is not required to, purchase and sell certain derivative instruments, such as options, for various portfolio management purposes. The fund may invest in companies with significant exposure to digital assets, such as Bitcoin, or the digital asset ecosystem. The fund does not invest directly in digital assets. Consistent with the fund’s objective and other policies, Wellington Management may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The fund may also invest in warrants and rights. MSIM emphasizes a “bottom-up” stock selection process, seeking attractive investments on an individual company basis. MSIM integrates environmental, social and governance (“ESG”) factors into its investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. This analysis of ESG factors is subjective and not determinative in the MSIM's investment process. MSIM may conclude that other attributes of an investment outweigh ESG factors when making investment decisions. Wellington Management employs a “bottom-up” approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom-up” approach evaluates individual companies in the context of broader market factors. Wellington Management’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. Wellington Management’s investment process is aided by a proprietary screening process that narrows the sub-adviser’s investment universe to companies that are consistent with its investment philosophy. The fund uses multiple sub-advisers in an effort to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed.[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.